NET INCOME PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Basic net income per share calculation Numerator:
Net income for the year attributable to the Company:	¥ 228,753	$ 35,058	¥ 575,196	¥ 340,046
Less: Deemed dividend to preferred shareholders				209,752
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares			2,450	12,210
Net income attributed to ordinary shareholders for computing net income per ordinary shares-basic	¥ 228,753	$ 35,058	¥ 572,746	¥ 113,490
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares - basic | shares	248,470,684	248,470,684	243,648,186	211,873,704
Net income per ordinary share attributable to ordinary shareholders-basic | (per share)	¥ 0.92	$ 0.14	¥ 2.35	¥ 0.54
Diluted net income per share calculation
Net income attributed to ordinary shareholders for computing net income per ordinary shares-basic	¥ 228,753	$ 35,058	¥ 572,746	¥ 113,490
Add: adjustments to undistributed earnings to participating securities			117	648
Net income attributed to ordinary shareholders for computing net income per ordinary shares-basic	¥ 228,753		¥ 572,863	¥ 114,138
Denominator:
Ordinary share - basic | shares	248,470,684	248,470,684	243,648,186	211,873,704
Effect of potentially diluted stock options, restricted stocks and RSUs | shares	11,881,310	11,881,310	12,310,986	13,160,946
Weighted average ordinary shares outstanding used in computing net income per ordinary shares - dilute | shares	260,351,994	260,351,994	255,959,172	225,034,650
Net income per ordinary share attributable to ordinary shareholders-diluted | (per share)	¥ 0.88	$ 0.13	¥ 2.24	¥ 0.51
Series A Preferred Shares
Basic net income per share calculation Numerator:
Less: Accretion of Shares				¥ 177
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares				4,521
Series B-1 Preferred Shares
Basic net income per share calculation Numerator:
Less: Accretion of Shares				368
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares				126
Series B-2 Preferred Shares
Basic net income per share calculation Numerator:
Less: Accretion of Shares				4,049
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares				1,319
Restricted Shares
Basic net income per share calculation Numerator:
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares			¥ 2,450	¥ 6,244